Operations - Narrative Information (Details) $ in Millions		1 Months Ended	6 Months Ended
	Apr. 17, 2014 shares	Apr. 30, 2014 USD ($) shares	Jun. 30, 2017 Vote
Class A ordinary shares
Operations and reorganization
Shares issued from conversion of preferred shares (in shares)		30,046,154
Number of votes each share is entitled to | Vote			1
Number of Class A shares converted from Class B shares			1
Class A ordinary shares | Alibaba
Operations and reorganization
Number of ordinary shares acquired by investor (in shares)	29,990,778
Class B ordinary shares
Operations and reorganization
Number of votes each share is entitled to | Vote			3
IPO | Class A ordinary shares
Operations and reorganization
Issuance of shares (in shares)		19,320,000
Proceeds from IPO | $		$ 306.5
Weimeng
Operations and reorganization
Percentage of Direct/Indirect Economic Interest in VIEs			100.00%
Weibo Interactive
Operations and reorganization
Percentage of Direct/Indirect Economic Interest in VIEs			100.00%
Weibo HK
Operations and reorganization
Percentage of Direct/Indirect Economic Interest			100.00%
Weibo Technology
Operations and reorganization
Percentage of Direct/Indirect Economic Interest			100.00%